Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Carrying Value of Redeemable Equity Units
The following table presents changes in the carrying value of redeemable equity units (in millions):

	2013	2012
Balance at January 1	$41.4	$53.9
Reclassifications from permanent equity, net	5.3	4.1
Reclassifications to accrued expenses upon notification of redemption	(5.6)	(16.6)
Balance at December 31	$41.1	$41.4